UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (3,260,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain from Investments held in Trust Account	(7,970)
Offering costs associated with issuance of public and private warrants	231,566
Change in fair value of warrant liabilities	916,559
Changes in operating assets and liabilities:
Prepaid expenses	(677,040)
Accounts Payable	942,177
Accrued expenses	423,269
Franchise tax payable	98,728
Net cash used in operating activities	(1,333,160)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(287,500,000)
Net cash used in investing activities	(287,500,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	287,500,000
Proceeds received from private placement	7,775,000
Advances from related party	20,125
Repayment of advances from related party	(33,175)
Repayment to note payable to related party	(300,000)
Payment of offering costs	(5,832,150)
Net cash provided by financing activities	289,129,800
Net increase in cash	296,640
Cash - beginning of the period	201,781
Cash - end of the period	498,421
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	70,000
Initial value of Class A common stock subject to possible redemption	272,650,670
Change in value of Class A common stock subject to possible redemption	$ (3,019,090)